Retirement Plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Number of plans | plan	2,000
Qualified Plan
Defined Contribution Plan Disclosure [Line Items]
Employer's contribution for retirement plan | $	$ 0.6	$ 0.6
Plan 401 (K)
Defined Contribution Plan Disclosure [Line Items]
Employer's contribution Percentage for retirement plan	4.00%